Credit Risk - Summary of Reconciliation of Exposures, ECL and Net Carrying Amounts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of credit risk exposure [line items]
Total exposures	£ 305,464	£ 300,286	£ 346,500
Total ECL on drawn exposures	751		940	£ 921	£ 1,108
Total ECL on off-balance sheet exposures	509		558	700
Assets classified at FVTPL	4,522
Total assets	283,372	£ 314,505	314,765	302,511
Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	263,743
Total ECL on drawn exposures	751
On-balance sheet net carrying amount	262,992
Other items	2,501
Adjusted net carrying amount	265,493
Assets classified at FVTPL	10,876
Non-financial assets	7,003
Total assets	283,372
Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	41,721
Total ECL on off-balance sheet exposures	56
Retail banking [member]
Disclosure of credit risk exposure [line items]
Total assets	201,261		174,524	175,100
Retail banking [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	172,747
Total ECL on drawn exposures	568
On-balance sheet net carrying amount	172,179
Retail banking [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	23,058
Total ECL on off-balance sheet exposures	26
Mortgages [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	157,957
Total ECL on drawn exposures	234
On-balance sheet net carrying amount	157,723
Mortgages [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	11,213
Total ECL on off-balance sheet exposures	3
Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Total assets	17,702		19,391	19,381
Corporate and commercial banking [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	17,702
Total ECL on drawn exposures	168
On-balance sheet net carrying amount	17,534
Corporate and commercial banking [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	5,133
Total ECL on off-balance sheet exposures	14
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Total assets	27,569		51,078	39,777
Corporate and investment banking [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	28,539
Total ECL on drawn exposures	2
On-balance sheet net carrying amount	28,537
Corporate and investment banking [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	13,005
Total ECL on off-balance sheet exposures	16
Corporate centre [member]
Disclosure of credit risk exposure [line items]
Total assets	36,840		£ 69,772	£ 68,253
Corporate centre [member] | Drawn exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	44,755
Total ECL on drawn exposures	13
On-balance sheet net carrying amount	44,742
Corporate centre [member] | Off-Balance Sheet Exposures [member]
Disclosure of credit risk exposure [line items]
Total exposures	£ 525